TAXES ON INCOME (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expenses Benefit [Line Items]
Current Income Tax Expense (Benefit)	$ 1,382	$ 1,567	$ 187
Taxes in respect of previous years	(52)	0	107
Deferred taxes in Israel	(46)	101	(157)
Income Tax Expense (Benefit)	1,284	1,668	137
In Israel [Member]
Income Tax Expenses Benefit [Line Items]
Current State And Local Tax Expense Benefit	1,283	1,473	116
Outside Israel [Member]
Income Tax Expenses Benefit [Line Items]
Current Foreign Tax Expense Benefit	$ 99	$ 94	$ 71